Revenue Classified by Major Geographic Areas (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Geographic Information [Line Items]
Revenues		$ 22,180	$ 21,729	$ 26,470	$ 23,201	$ 23,382	$ 20,403	$ 24,519	$ 18,529	$ 93,580	$ 86,833	$ 77,849
United States
Geographic Information [Line Items]
Revenues	[1]									42,941	43,474	41,344
Other Countries
Geographic Information [Line Items]
Revenues										$ 50,639	$ 43,359	$ 36,505

[1]	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.